VALUE ADDED TAX RECEIVABLE (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Current (note 5)	$ 7,004,000	$ 13,462,000
Non-current (note 8)	6,751,000	6,531,000
Value added tax receivable	13,755,000	19,993,000
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amount provided for VAT receivables		0
VAT receivable | Argentina
Disclosure of disaggregation of revenue from contracts with customers [line items]
Amount provided for VAT receivables	$ 3,603,000	$ 3,365,000